Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost: Acquired technology	$ 1,566	$ 566
Weighted average amortization period	8 years 1 month 21 days
Accumulated amortization: Acquired technology	$ 543	321
Intangible assets, net	$ 1,023	$ 245